Loans and advances to customers - Breakdown (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 882,921	€ 848,915	€ 790,470
Without considering the Public Administration
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 881,661
Rest of World | Public sector | Standard & Poors AAA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	13.80%
Rest of World | Public sector | Standard & Poors AA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	12.20%
Rest of World | Public sector | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	3.20%
Rest of World | Public sector | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	58.30%
Rest of World | Public sector | Standard & Poors below BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	12.50%
Financial instruments not credit-impaired [member] | Without considering the Public Administration
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 847,443
Gross carrying amount | Fixed interest rate
Loans And Advances To Customers Line Items
Financial assets	497,365	447,788	417,448
Gross carrying amount | Floating interest rate
Loans And Advances To Customers Line Items
Financial assets	408,863	425,061	397,415
Gross carrying amount | SPAIN
Loans And Advances To Customers Line Items
Financial assets	215,764	227,446	161,372
Gross carrying amount | SPAIN | Public sector | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Loans and advances to customers	13,615	16,470	14,127
Gross carrying amount | European Union (excluding Spain)
Loans And Advances To Customers Line Items
Financial assets	411,550	390,536	379,666
Gross carrying amount | United States and Puerto Rico
Loans And Advances To Customers Line Items
Financial assets	89,325	75,777	87,318
Gross carrying amount | Other OECD countries
Loans And Advances To Customers Line Items
Financial assets	82,607	74,463	74,157
Gross carrying amount | Latin America (non-OECD)
Loans And Advances To Customers Line Items
Financial assets	87,406	88,302	93,207
Gross carrying amount | Rest of World
Loans And Advances To Customers Line Items
Financial assets	19,576	16,325	19,143
Gross carrying amount | Rest of World | Public sector
Loans And Advances To Customers Line Items
Loans and advances to customers	10,952	18,577	16,483
Gross carrying amount | Loans and advances - Customers
Loans And Advances To Customers Line Items
Financial assets	906,228	872,849	814,863
Gross carrying amount | Commercial credit
Loans And Advances To Customers Line Items
Financial assets	33,301	29,287	23,894
Gross carrying amount | Secured loans
Loans And Advances To Customers Line Items
Financial assets	478,068	473,936	454,677
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers Line Items
Financial assets	32,310	18,864	16,609
Gross carrying amount | Other term loans
Loans And Advances To Customers Line Items
Financial assets	265,696	257,441	232,288
Gross carrying amount | Finance lease loans
Loans And Advances To Customers Line Items
Financial assets	30,758	28,511	25,357
Gross carrying amount | Receivable on demand
Loans And Advances To Customers Line Items
Financial assets	8,794	6,721	8,102
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers Line Items
Financial assets	23,083	21,809	21,363
Gross carrying amount | Impaired Assets Financial Instrument Type [Member]
Loans And Advances To Customers Line Items
Financial assets	€ 34,218	€ 36,280	€ 32,573